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                                                               [LOGO OF MetLife]

May 3, 2018

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Metropolitan Life Insurance Company
     Paragon Separate Account A
     File Nos. 333-133674/811-05382
     (Group and Individual Flexible Premium Variable Life Insurance - AFIS) Rule 497(j) Certification
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Ladies and Gentlemen:

On behalf of Metropolitan Life Insurance Company (the "Company") and Paragon Separate Account A (the "Separate Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus, as supplemented, and Statement of Additional Information ("SAI"), each dated April 30, 2018 being used for certain variable universal life insurance policies offered by the Company through the Separate Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus, as supplemented, and SAI contained in Post-Effective Amendment No. 12 for the Separate Account filed electronically with the Securities and Exchange Commission on April 30, 2018.

If you have any questions, please contact me at (212) 578-9631.

Sincerely,

/s/ Heather Harker

Heather Harker
Assistant General Counsel
Metropolitan Life Insurance Company